NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories	$ 205	$ 173	$ 155	$ 116
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories	129	104
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventories	4	8
In Process And Finished Products [Member]
IfrsStatementLineItems [Line Items]
Inventories	$ 72	$ 61